ACCOUNTS PAYABLE AND ACCURED LIABILITIES	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS PAYABLE AND ACCURED LIABILITIES	AMOUNTS PAYABLE AND ACCRUED LIABILITIES
Amounts payable and accrued liabilities consist of the following:

(in thousands of U.S. dollars)	December 31, 2022	December 31, 2021

Trade payables and accrued liabilities	$34,219	$43,488
Accrued property taxes	52,936	30,524
AIP liability (Note 31)	10,327	12,137
Income taxes payable	11,650	1,982
Interest payable	24,731	12,944
Deferred income	801	45
Current portion of lease obligations (Note 27)	3,609	1,834
Total amounts payable and accrued liabilities	$138,273	$102,954
INDEMNIFICATION Pursuant to Indemnification Agreements with certain General Partners of Limited Partnerships managed by the Company and certain shareholders of the Company (who are also officers and directors of the Company), the Company has agreed to indemnify the General Partners and those shareholders and, where applicable, any of their directors, officers, agents and employees (collectively, the Indemnified Parties) for any past, present or future amounts paid or payable by any of the Indemnified Parties to the Limited Partnership in the form of a capital contribution or clawback guarantee relating to performance fees for any claim or obligation, as set out in the Limited Partnership Agreements. There are no amounts payable in respect of this indemnification as of December 31, 2022 (December 31, 2021 – nil).